UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     July 20, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $100,909 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOLOR CORP                    COM              00724x102      375    15000 SH       SOLE                    15000        0        0
AMERICAN INTL GROUP INC        COM              026874107     3547    60066 SH       SOLE                    60066        0        0
AMGEN INC                      COM              031162100     3837    58828 SH       SOLE                    58828        0        0
APPLE COMPUTER INC             COM              037833100     2242    39155 SH       SOLE                    39155        0        0
APPLIED MATLS INC              COM              038222105     2628   161420 SH       SOLE                   161420        0        0
BED BATH & BEYOND INC          COM              075896100     2147    64725 SH       SOLE                    64725        0        0
BROADCOM CORP                  CL A             111320107     2828    93252 SH       SOLE                    93252        0        0
CHEESECAKE FACTORY INC         COM              163072101     3627   134578 SH       SOLE                   134578        0        0
CISCO SYS INC                  COM              17275R102     3371   172595 SH       SOLE                   172595        0        0
CITIGROUP INC                  COM              172967101     3190    66123 SH       SOLE                    66123        0        0
COLGATE PALMOLIVE CO           COM              194162103     3230    53915 SH       SOLE                    53915        0        0
CONSTELLATION BRANDS INC       CL A             21036P108      682    27300 SH       SOLE                    27300        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1214   527627 SH       SOLE                   527627        0        0
ENDEAVOUR INTL CORP            COM              29259g101     1628   681250 SH       SOLE                   681250        0        0
FAMOUS DAVES AMER INC          COM              307068106     3946   296716 SH       SOLE                   296716        0        0
GENERAL ELECTRIC CO            COM              369604103     3611   109570 SH       SOLE                   109570        0        0
INDIA FD INC                   COM              454089103     3086    66810 SH       SOLE                    66810        0        0
INTERNATIONAL DISPLAYWORKS I   COM              459412102     1631   313700 SH       SOLE                   313700        0        0
JABIL CIRCUIT INC              COM              466313103     2172    84825 SH       SOLE                    84825        0        0
JACK IN THE BOX INC            COM              466367109      265     6750 SH       SOLE                     6750        0        0
JETBLUE AWYS CORP              COM              477143101     2659   219036 SH       SOLE                   219036        0        0
JOHNSON & JOHNSON              COM              478160104     4224    70490 SH       SOLE                    70490        0        0
KONA GRILL INC                 COM              50047h201     3487   268200 SH       SOLE                   268200        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3444   102845 SH       SOLE                   102845        0        0
MATHSTAR INC                   COM              576801203       65    10959 SH       SOLE                    10959        0        0
MATHSTAR INC                   COM              576801203     2103   355190 SH       SOLE                   355190        0        0
MATHSTAR INC                   COM              576801203      386    65271 SH       SOLE                    65271        0        0
MEDTRONIC INC                  COM              585055106     3408    72625 SH       SOLE                    72625        0        0
NETFLIX COM INC                COM              64110L106     1882    69161 SH       SOLE                    69161        0        0
PEPSICO INC                    COM              713448108     3307    55085 SH       SOLE                    55085        0        0
PROCTER & GAMBLE CO            COM              742718109     3455    62137 SH       SOLE                    62137        0        0
QUALCOMM INC                   COM              747525103     2167    54070 SH       SOLE                    54070        0        0
SOUTHWEST AIRLS CO             COM              844741108     3545   216540 SH       SOLE                   216540        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     4229   204980 SH       SOLE                   204980        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3194   101095 SH       SOLE                   101095        0        0
TURKISH INVT FD INC            COM              900145103     2778   153885 SH       SOLE                   153885        0        0
VERIFONE HLDGS INC             COM              92342Y109     3117   102250 SH       SOLE                   102250        0        0
VISION-SCIENCES INC DEL        COM              927912105      941   847535 SH       SOLE                   847535        0        0
VITAL IMAGES INC               COM              92846N104     3261   132020 SH       SOLE                   132020        0        0